Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Short term investments average maturity period	1 year 2 months 18 days	1 year 6 months 29 days
Purchase of investments in equity - long term	$ 6,163	$ 0	$ 0
Increase in fair value of investments in equity	800
Carrying value of long-term investments in equity	6,963	$ 0
Commitment to acquire future long-term investments	$ 21,300